Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Capital surplus (deficit) and others [member]	Hybrid bonds [member]	Retained earnings [member]	Reserves [member]	Attributable to owners [member]	Non-controlling interests [member]
Balance at Dec. 31, 2022	₩ 12,155,196	₩ 30,493	₩ (11,965,876)	₩ 398,759	₩ 22,463,711	₩ 391,233	₩ 11,318,320	₩ 836,876
Total comprehensive income (loss):
Profit (loss) for the year	1,145,937				1,093,611		1,093,611	52,326
Other comprehensive income (loss) (note 11,20,21,27,29)	(23,967)				(16,809)	(4,017)	(20,826)	(3,141)
Total comprehensive income	1,121,970				1,076,802	(4,017)	1,072,785	49,185
Transactions with owners:
Annual dividends (note 32)	(231,524)				(180,967)		(180,967)	(50,557)
Interim dividends (note 32)	(542,282)				(542,282)		(542,282)
Share option (note 25)	17,620		7,157				7,157	10,463
Interest on hybrid bonds (note 24)	(17,283)				(17,283)		(17,283)
Redemption of hybrid bonds (note 24)	(400,000)		(1,241)	(398,759)			(400,000)
Issuance of hybrid bonds (note 24)	398,509			398,509			398,509
Transactions of treasury shares (note 23)	(265,120)		(265,120)				(265,120)
Changes in ownership in subsidiaries, etc.	(8,687)		(2,073)				(2,073)	(6,614)
Transactions with owners	(1,048,767)		(261,277)	(250)	(740,532)		(1,002,059)	(46,708)
Balance at Dec. 31, 2023	12,228,399	30,493	(12,227,153)	398,509	22,799,981	387,216	11,389,046	839,353
Total comprehensive income (loss):
Profit (loss) for the year	1,387,095				1,250,155		1,250,155	136,940
Other comprehensive income (loss) (note 11,20,21,27,29)	160,776				(100,792)	259,727	158,935	1,841
Total comprehensive income	1,547,871				1,149,363	259,727	1,409,090	138,781
Transactions with owners:
Annual dividends (note 32)	(274,262)				(223,335)		(223,335)	(50,927)
Interim dividends (note 32)	(530,082)				(530,082)		(530,082)
Share option (note 25)	5,575		5,173				5,173	402
Interest on hybrid bonds (note 24)	(19,800)				(19,800)		(19,800)
Acquisition and disposal of treasury shares (note 23)	9,154		9,154				9,154
Retirement of treasury shares (note 23)			200,000		(200,000)
Changes in consolidation scope	(902)							(902)
Disposal of treasury shares (note 23)	9,154		9,154				9,154
Changes in ownership in subsidiaries, etc.	(1,138,319)		(340,619)				(340,619)	(797,700)
Transactions with owners	(1,948,636)	0	(126,292)	0	(973,217)	0	(1,099,509)	(849,127)
Balance at Dec. 31, 2024	11,827,634	30,493	(12,353,445)	398,509	22,976,127	646,943	11,698,627	129,007
Total comprehensive income (loss):
Profit (loss) for the year	375,084				408,410		408,410	(33,326)
Other comprehensive income (loss) (note 11,20,21,27,29)	1,529,834				150,613	1,378,739	1,529,352	482
Total comprehensive income	1,904,918				559,023	1,378,739	1,937,762	(32,844)
Transactions with owners:
Annual dividends (note 32)	(225,064)				(223,531)		(223,531)	(1,533)
Interim dividends (note 32)	(353,551)				(353,551)		(353,551)
Share option (note 25)	(1,156)		(1,156)				(1,156)
Interest on hybrid bonds (note 24)	(19,800)				(19,800)		(19,800)
Acquisition and disposal of treasury shares (note 23)	5,303		5,303				5,303
Changes in consolidation scope	(182,992)							(2,441)
Disposal of treasury shares (note 23)	5,303		5,303				5,303
Changes in ownership in subsidiaries, etc.			(180,551)					(180,551)
Transactions with owners	(777,260)		(176,404)		(596,882)		(773,286)	(3,974)
Balance at Dec. 31, 2025	₩ 12,955,292	₩ 30,493	₩ (12,529,849)	₩ 398,509	₩ 22,938,268	₩ 2,025,682	₩ 12,863,103	₩ 92,189